Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information about our financial instruments that are measured at fair value on a recurring basis:

	As of December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Government bonds included within short-term investments	$28,968	$—	$28,968	$—
Derivative financial instruments included in prepaid expenses and other current assets	308	—	308	—
Total financial assets	$29,276	$—	$29,276	$—

Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$462	$—	$462	$—
Total financial liabilities	$462	$—	$462	$—

	As of December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$2,397	$—	$2,397	$—
Total financial liabilities	$2,397	$—	$2,397	$—

Schedule of Debt Securities
Short-term investments consisted of the following:

	As of December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Government bonds	$28,882	$229	$(143)	$28,968
Total short-term investments	$28,882	$229	$(143)	$28,968

Schedule of Estimate of Fair Value of Investments by Contractual Maturity Dates	The following table summarizes the estimated fair value of investments in available-for-sale marketable debt securities by effective contractual maturity dates:

As of December 31, 2023
Due in 1 year or less	$28,968
Total	$28,968